Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Antidilutive securities excluded from computation of earnings per share			0
Number of potential ordinary shares that are antidilutive in period presented	86,745,377	148,857,998